NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details)			3 Months Ended		12 Months Ended
	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Aug. 31, 2016 USD ($) $ / shares	Aug. 31, 2015 USD ($)	May 31, 2016 USD ($) $ / shares	May 31, 2015 USD ($) shares	May 31, 2014 USD ($)
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-0.625
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.625
Stock Issued During Period, Shares, New Issues | shares						15,000,000
Cash and Cash Equivalents, at Carrying Value | $			$ 3,238	$ 61,240	$ 88,244	$ 208,821	$ 0
Advertising Expense | $			0	0	0	0
Research and Development Expense | $			$ 0	$ 0	$ 0	$ 32,769
Embedded Derivative Financial Instruments [Member]
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Measurements, Significant Assumptions			The following assumptions were used for the valuation of the derivative liability related to the 2016 Convertible Notes:- The quoted market price of the common stock, which decreased from $0.88 as of May 31, 2016 to $0.61 as of August 31, 2016, would fluctuate with the Company’s projected volatility;- The original conversion prices of the 2016 Convertible Notes, which are fixed at $1.07 and $0.80, or upon default/fundamental transaction at 52% of the 20 trading day low Volume Weighted Average Price (“VWAP”) would remain in effect;- An event of default at 24% interest rate would occur 0% of the time, increasing 1.00% per month to a maximum of 10%, and in place of a penalty there would be an alternative conversion price;- The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note. The projected volatility was 93% at August 31, 2016;- The Company would redeem the notes (with a 130% prepayment penalty) projected initially at 0% of the time and increasing monthly by 1.0% to a maximum of 10.0% (from alternative financing being available for a redemption event to occur); and- The holder would automatically convert the notes at the maximum of 2 times the conversion price or the stock price if the common stock underlying the 2016 Convertible Notes was eligible for sale in compliance with securities laws (assumed at September 18, 2016) and the Company was not in default.		The following assumptions were used for the valuation of the derivative liability related to the 2016 Convertible Notes:- The quoted market price of the common stock of $1.06 – $0.88 would fluctuate with the Company’s projected volatility;- The original conversion prices of the 2016 Convertible Notes, which are fixed at $1.07 and $0.80, or upon default/fundamental transaction at 52% of the 20 trading day low Volume Weighted Average Price (“VWAP”), would remain in effect;- An event of default at 24% interest rate would occur 0% of the time, increasing 1.00% per month to a maximum of 10%, and in place of a penalty there would be an alternative conversion price;- The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note. The projected volatility was from 138% through 161% at issuance, conversion, and at May 31, 2016;- The Company would redeem the notes (with a 130% prepayment penalty) projected initially at 0% of the time and increasing monthly by 1.0% to a maximum of 10.0% (from alternative financing being available for a redemption event to occur); and- The holder would automatically convert the notes at the maximum of 2 times the conversion price or the stock price if the registration statement was effective (assumed after 180 days) and the Company was not in default.
Fair Value Assumptions, Expected Volatility Rate			93.00%
Fair Value Inputs, Prepayment Rate			130.00%		130.00%
Maximum [Member] | Embedded Derivative Financial Instruments [Member]
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price			$ 0.88		$ 1.06
Fair Value Assumptions, Exercise Price			$ 1.07		$ 1.07
Fair Value Inputs, Probability of Default			10.00%		10.00%
Fair Value Assumptions, Expected Volatility Rate					161.00%
Minimum [Member] | Embedded Derivative Financial Instruments [Member]
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price			$ 0.61		$ 0.88
Fair Value Assumptions, Exercise Price			$ 0.80		$ 0.80
Fair Value Inputs, Probability of Default			0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate					138.00%
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions | shares	6,250,000	10,000,000
Equity Method Investment, Ownership Percentage		55.60%